Other Current and Long-Term Liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Current [Abstract]
Liabilities for tax other than income tax	$ 583	$ 589
Social securities liabilities	256	180
Income tax liabilities		43
Derivative contract liabilities		18
Other liabilities	390	179
Total other current liabilities	$ 1,229	$ 1,009